Load [Member] Investment Strategy - Intermediate Government Bond Series	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
At least eighty percent (80%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remainder of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. This investment policy is non‑fundamental and can be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ prior notice to shareholders. The weighted average nominal maturity of the Fund will normally range between 3‑10 years. Maintaining a high level of income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.